Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Sunshine Biopharma, Inc
Entity Central Index Key	0001402328
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false